PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE ASSETS AND GOODWILL, CONTRACT ASSETS, RIGHT-OF-USE AND INVESTMENT PROPERTIES	12 Months Ended
Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE ASSETS AND GOODWILL, CONTRACT ASSETS, RIGHT-OF-USE AND INVESTMENT PROPERTIES
PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE ASSETS AND GOODWILL, CONTRACT ASSETS, RIGHT-OF-USE AND INVESTMENT PROPERTIES
11. PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE, ASSETS AND GOODWILL, CONTRACT ASSETS, RIGHT-OF-USE AND INVESTMENT PROPERTIES

Accounting policy:

Reduction to recoverable amount

The recoverable amount is determined through value in use calculations, using the discounted cash flow determined by Management based on budgets that take into account the assumptions related to each business, using information available in the market and past performance. Discounted cash flows were prepared over a ten-year period and carried forward in perpetuity without considering an actual growth rate. Management understands the use of periods greater than five years in the preparation of discounted cash flows is appropriate for the purpose of calculating the recoverable amount, because it reflects the estimated time of use of the asset and of the business groups.

The Company reviews impairment indicators for intangible assets with defined useful lives and fixed assets on an annual basis. In addition, goodwill and intangible assets with an indefinite useful life are subjected to an impairment test. An impairment occurs when the carrying amount of an asset or cash-generating unit exceeds its recoverable amount, which is the greater of its fair value less costs to sell and its value in use.

The assumptions used in discounted cash flow projections - estimates of future business performance, cash generation, long-term growth, and discount rates - are utilized in our assessment of impairment of assets as of the date of the financial position. No plausible change to a central premise would be harmful. The primary assumptions used to determine the recoverable value of the various cash-generating units to which goodwill is allocated are described in the following section.

11.1. PROPERTY, PLANT AND EQUIPMENT

Accounting policy:

Identification and evaluation

Cost, less accumulated depreciation and any accumulated impairment losses is used to value fixed assets.

Subsequent expenditures are only capitalized when it is probable that the associated future economic benefits will accrue to the company. Ongoing repairs and maintenance expenses are recorded as they are incurred.

Depreciated from the date of availability for use or, for constructed assets, from the date of completion and readiness for use.

Unless it is capitalized as part of the cost of another asset, depreciation is calculated on the book value of fixed assets less estimated residual values using the straight-line method over its estimated useful life and recognized in profit or loss. Land is not depreciated.

Methods of depreciation, such as useful lives and residual values, are reviewed at the end of each fiscal year or when there is a significant change without an expected consumption pattern, such as a relevant incident or technical obsolescence. If applicable, any adjustments are recorded as changes to accounting estimates.

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Buildings and improvements	4% - 5%
Machinery, equipment and installations	8% - 11%
Furniture and fixtures	10% - 15%
Wagons	2.9% - 6%
Locomotives	3.3% - 8%
Permanent ways	3% - 4%
IT equipment	20%
Other	10% - 20%

a) Reconciliation of carrying amount:

	Land, buildings and improvements	Machines, equipment and installations	Wagons and locomotives (i)	Permanent railways	Construction in progress	Other assets	Total
Cost
Balance as of January 1, 2022	2,001,165	1,974,614	7,738,889	8,755,001	3,244,653	441,742	24,156,064
Business combination	310,730	227,257	—	—	133,474	163,427	834,888
Additions	5,442	12,208	772	11,120	3,387,758	(2,253)	3,415,047
Write-offs	(3,368)	(15,368)	(61,536)	(52)	(9,024)	(52,056)	(141,404)
Transfers (ii)	182,504	141,379	316,211	1,650,431	(2,419,014)	32,921	(95,568)
Exchange differences	35,544	131,160	—	—	684	142,215	309,603
Write-off by disposal of investment	(396,614)	(528,452)	—	—	(23,444)	(5,043)	(953,553)
Balance as of December 31, 2022	2,135,403	1,942,798	7,994,336	10,416,500	4,315,087	720,953	27,525,077
Additions	11,356	18,671	898	710	4,577,377	15,497	4,624,509
Write-offs	(199,080)	(34,872)	(118,414)	(116,957)	(2,157)	(16,961)	(488,441)
Transfers (ii)	281,621	196,158	821,701	2,552,077	(3,710,146)	33,451	174,862
Exchange differences	(11,626)	(23,492)	—	—	1,944	(13,668)	(46,842)
Assets held for sale	(89)	—	—	—	(396,150)	(535)	(396,774)
Balance as of December 31, 2023	2,217,585	2,099,263	8,698,521	12,852,330	4,785,955	738,737	31,392,391

Depreciation
Balance as of January 1, 2022	(618,618)	(882,542)	(2,842,050)	(3,115,641)	(13,379)	(35,281)	(7,507,511)
Additions	(73,712)	(187,599)	(566,999)	(670,921)	—	(66,064)	(1,565,295)
Transfers (ii)	—	8,170	51,591	8	—	53,031	112,800
Write-offs	(16,135)	26,732	139	23,931	—	(514)	34,153
Exchange differences	(22,244)	(120,943)	—	—	—	(127,215)	(270,402)
Write-off by disposal of investment	208,661	406,945	—	—	—	4,008	619,614
Balance as of December 31, 2022	(522,048)	(749,237)	(3,357,319)	(3,762,623)	(13,379)	(172,035)	(8,576,641)
Additions	(76,599)	(183,965)	(613,033)	(806,398)	—	(74,695)	(1,754,690)
Transfers (ii)	(49,649)	5,476	(6,838)	(31,199)	—	(45)	(82,255)
Write-offs	17,769	14,870	110,237	89,725	—	15,192	247,793
Exchange differences	3,536	4,684	—	—	—	3,775	11,995
Assets held for sale	40	937	—	—	—	404	1,381
Balance as of December 31, 2023	(626,951)	(907,235)	(3,866,953)	(4,510,495)	(13,379)	(227,404)	(10,152,417)

Balance as of December 31, 2022	1,613,355	1,193,561	4,637,017	6,653,877	4,301,708	548,918	18,948,436
Balance as of December 31, 2023	1,590,634	1,192,028	4,831,568	8,341,835	4,772,576	511,333	21,239,974

(i)	As of December 31, 2023, assets, mainly wagons and locomotives in the amount of R$1,390,404 (R$745,203 as of December 31, 2022), were pledged to guarantee bank loans.
(ii)	Transfers of property, plant and equipment resulting from capitalization and other reclassifications of those assets.

b) Capitalization of borrowing costs

In the year ended December 31, 2023, loan costs capitalized in the subsidiary Rumo were R$41,304 (R$86,614 as of December 31, 2022), using an average rate of 12.30% p.a. (13.25% p.a. as of 31 December 2022), while in the subsidiary Compass the capitalized costs were R$98,214 at a weighted average rate of 8.87% p.a. (R$62,365 and 6.27% p.a. in the year ended December 31, 2022).

11.2. INTANGIBLE ASSETS AND GOODWILL

Accounting policy:

a) Goodwill

Goodwill is initially recognized in accordance with the accounting policy for business combinations (see Note 9.2). Its value is determined by deducting accumulated impairment losses from its cost. Goodwill acquired in a business combination is assigned to the Company's CGUs or groups of CGUs that are anticipated to benefit from the synergies created by the business combination.

b) Other intangible assets

Other acquired intangible assets with a short useful life are measured at cost, less accumulated amortization and any accumulated impairment losses.

c) Customer relationships

Costs incurred in developing gas systems for new customers (including pipelines, valves, and other equipment) are considered intangible assets and amortized over the contract's term.

The costs associated with the customer portfolio and right-of-use and operation contracts are considered as intangible assets and amortized over the contract's term.

d) Concession rights

Some subsidiaries of the Cosan group have public concession contracts for the gas distribution service in which the Granting Authority controls which services will be provided and the price, in addition to holding significant participation in the infrastructure at the end of the concession. These concession contracts represent the right to charge users for gas supply during the contract term. Thus, the subsidiaries recognize this right as an intangible.

The assets acquired or constructed underlying the concession necessary for the distribution of gas, are amortized to correspond to the period in which the future economic benefits of the asset are expected to be reverted to the subsidiaries, or the final term of the concession, whatever happens first. This period reflects the economic life of each of the underlying assets that make up the concession.

This economic service life is also used by regulatory bodies to determine the basis of measurement of the tariff for the provision of the services object of the concession. The amortization is recognized by the linear method and reflects the expected standard for the use of future economic benefits, which corresponds to the useful life of the assets that make up the infrastructure according to the provisions of the regulatory body.

The amortization of assets is discontinued when the respective asset is used or downloaded in full and is no longer included in the basis of calculation of the tariff for the provision of concession services, whichever occurs first.

e) Rumo’s concession rights

Rumo's concession rights resulting from the business combination with Rumo Malha Norte were fully allocated to the Rumo Malha Norte concession and amortized in a straight-line basis.

f) Port authorization and license

The subsidiary TUP possesses a license that authorizes the installation of a private port terminal, with no expiration date as long as the property is used for this purpose. Given this entity's core activity, the Company allocated a significant portion of the purchase price to this authorization, which is classified as an intangible asset with an indefinite useful life. As mentioned in note 8, this investment was reclassified to assets available for sale.

g) Contract of supply

The indirect subsidiary Biometano Verde Paulínia has a signed contract for the purchase and sale of biogas produced in the landfill of Paulínia, where the purification plant is located. The term of the contract is 20 years and was calculated from the start date of the operation.

h) Subsequent expenses

Subsequent expenses are capitalized only if they increase the future economic benefits embodied in the particular asset to which they pertain. All other expenses are recorded in profit or loss as incurred.

i) Amortization

Except for goodwill and intangible assets with indefinite useful life, intangible assets are amortized using a straight-line method over their estimated useful lives, beginning on the date they are acquired or made available for use.

At each reporting date, the depreciation methods, useful lives, and residual values are evaluated and adjusted as necessary.

	Goodwill	Concession right	Licenses	Brands and patents	Customer relationships	Other	Supply Agreement	Total
Cost
Balance as of January 1, 2022	1,132,817	19,616,524	379,182	66,640	1,604,067	509,053	—	23,308,283
Additions	10,031	—	2,605	—	113,497	16,622	—	142,755
Business combination	402,055	2,508,558	436,594	98,382	1,062,832	388	—	4,508,809
Write-offs	—	(57,723)	—	—	(19)	579	—	(57,163)
Transfers (i)	—	837,788	(1,911)	—	(6)	61,295	—	897,166
Exchange differences	(21,909)	—	771	(1,099)	47,613	(2,110)	—	23,266
Write-off by disposal of investment	(62,922)	(5,403)	(317,148)	—	—	(26,169)	—	(411,642)
Balance as of December 31, 2022	1,460,072	22,899,744	500,093	163,923	2,827,984	559,658	—	28,411,474
Additions	4,731	—	—	—	121,806	67,600	—	194,137
Write-offs	—	(62,272)	—	—	(64)	(2,075)	—	(64,411)
Transfers (i)	—	1,460,012	183,996	—	(219,318)	14,067	—	1,438,757
Exchange differences	(42,012)	—	(4,451)	(8,443)	(97,642)	5,315	—	(147,233)
Assets held for sale	(30,817)	—	(436,594)	—	(1,819)	(17,060)	—	(486,290)
Business Combination	—	—	—	—	—	7,875	574,363	582,238
Balance as of December 31, 2023	1,391,974	24,297,484	243,044	155,480	2,630,947	635,380	574,363	29,928,672

Amortization
Balance as of January 1, 2022	—	(3,910,259)	(167,287)	(9,201)	(1,028,608)	(411,430)	—	(5,526,785)
Additions	—	(773,765)	(8,879)	—	(164,843)	(35,667)	—	(983,154)
Write-offs	—	25,658	—	—	1	(155)	—	25,504
Transfers (i)	—	—	—	—	—	(60)	—	(60)
Exchange differences	—	—	(771)	—	22,956	(2,838)	—	19,347
Write-off by disposal of investment	—	5,403	157,743	—	—	12,470	—	175,616
Balance as of December 31, 2022	—	(4,652,963)	(19,194)	(9,201)	(1,170,494)	(437,680)	—	(6,289,532)
Additions	—	(861,103)	(6,969)	—	(196,995)	(28,436)	—	(1,093,503)
Write-offs	—	37,148	—	—	2	71	—	37,221
Transfers (i)	—	—	(37,209)	—	75,265	19,873	—	57,929
Exchange differences	—	—	156	—	2,453	1,526	—	4,135
Assets held for sale	—	—	—	—	1,213	4,152	—	5,365
Balance as of December 31, 2023	—	(5,476,918)	(63,216)	(9,201)	(1,288,556)	(440,494)	—	(7,278,385)

Balance as of December 31, 2022	1,460,072	18,246,781	480,899	154,722	1,657,490	121,978	—	22,121,942
Balance as of December 31, 2023	1,391,974	18,820,566	179,828	146,279	1,342,391	194,886	574,363	22,650,287

(i)	The number of transfers also includes a portion of R$103,084 of intangible assets that was reclassified to financial assets (R$35,057, year ended December 31, 2022).

a)    Amortization methods and useful lives:

Intangible assets (except goodwill)	Annual amortization rate	12/31/2023	12/31/2022
Concession rights:
Compass (i)	From 3.54% to 4.58%	12,307,964	11,614,163
Rumo (ii)	1.59%	6,512,602	6,632,618
		18,820,566	18,246,781

Licenses and authorizations
Port operation license	3.70%	47,610	44,305
Moove	5.00%	132,218	139,905
Licenses and authorizations (iii)	Indefinity	—	436,594
		179,828	620,804

Brands and patents:
Comma	Indefinity	47,015	47,929
Petrochoice (iii)	Indefinity	96,826	104,354
Tirreno (iii)	Indefinity	2,438	2,439
		146,279	154,722

Customers relationship
Compass	20.00%	280,111	285,423
Moove (iii)	5% to 30%	1,062,280	1,227,588
Other		—	4,574
		1,342,391	1,517,585

Contract of supply
Compass	5.00%	574,363	—
		574,363	—

Other
Software license	20.00%	90,162	65,108
Other	20.00%	104,724	56,870
		194,886	121,978

Total		21,258,314	20,661,870

(i)	Intangible asset of the public gas distribution service concession, which represents the right to charge users for the supply of gas, comprising: (i) the concession rights recognized in the business combination and (ii) the assets of the concession.
(ii)	Refers to Rumo's railway concession agreement. The amount will be amortized until the end of the concession in 2079.
(iii)	Authorization for: (i) installation of port terminal activities; operation of the port facility by the subsidiary TUP Porto São Luís, (ii) lubrication and contamination control solutions, (iii) production and sale of lubricating oils, additives and fluids

b)    Goodwill and intangibles with an indefinite useful life

Below we show the carrying amount of goodwill and intangible assets with indefinite useful lives allocated to each of the cash generating units:

	12/31/2023			12/31/2022
	Goodwill	Brands and patents	Licenses and authorizations	Goodwill	Brands and patents	Licenses and authorizations
UGC Moove	1,254,253	146,279	—	1,296,266	154,722	—
UGC Compass	100,192	—	—	100,192	—	—
UGC Rumo	37,529	—	—	37,529	—	—
UGC Cosan corporate	—	—	—	26,085	—	436,594
	1,391,974	146,279	—	1,460,072	154,722	436,594

In general, future cash flow projections for the Company assume growth rates of 3.5% (2.7% in 2022), which are neither higher nor greater than the long-term average growth rates for the sector and country in particular.

To determine the present value of cash flows, a pre-tax discount rate is utilized. Before taxes and in nominal terms, discount rates ranged between 11.80% and 12.40% (between 10.10% and 24.80% in 2022).

The main assumptions for the first part of the financial model consider inflation and GDP by region where the CGU is located, plus the Cosan Group's strategies and market opportunities. For the remaining years of the model, the main assumptions relate to inflation and market expansion. The discount rate used is the weighted average cost of capital, or “WACC”, for which the main assumptions are risk-free rate (return rate of an investment without risk of loss), market risk premium (excess return earned by an investment in the stock market at a risk-free rate) and inflation. Most assumptions are obtained from external sources of information.

Future cash flows were constructed considering the following factors: (i) EBITDA for the cash-generating unit, adjusted for other relevant operating cash items and recurring capital expenditures; (ii) the Cosan Group discount rate (WACC) before taxes; and (iii) a growth rate calculated using the inflation index by region.

The annual impairment test utilized the following assumptions:

Premises	% Yearly
Risk-free rate (T-Note 10y)	3.51%
Inflation (BR)	3.76%
Inflation (US)	2.00%
Inflation (UK)	2.00%
Country risk premium (BR)	4.40%
Country risk premium (UK)	0.88%
Country risk premium (ARG)	17.55%
Market risk premium	4.60%
Tax rate (BR)	34.00%
Tax rate (UK)	19.00%
Tax rate (ARG)	30.00%

Determining the recoverability of assets depends on certain key assumptions that are influenced by the market, technological, and economic conditions prevailing at the time this recovery is tested; therefore, it is not possible to predict whether there will be future losses due to a reduction in recoverability and, if so, whether they would be material.

During the year ended December 31, 2023, the Company did not identify any additional indicators of impairment, so no impairment test was required for tangible and intangible assets with defined useful lives. Consequently, no impairment expense was recorded for goodwill and assets with indefinite and definite useful lives as of December 31, 2023, and 2022

11.3. CONTRACT ASSET

Accounting policy

Contract assets are measured based on their acquisition cost, which includes capitalized borrowing costs. The depreciable amounts in the concession contract are transferred to intangible assets when the assets are put into operation. The indirect affiliate Comgás reassesses the useful life, and whenever this assessment reveals that the amortization period will exceed the term of the concession agreement, a portion of the asset is converted into a financial asset because it represents a receivable from the granting authority. This classification follows IFRIC 12 - Concession Agreements.

	Compass	Moove	Total
Balance as of January 1, 2022	684,970	21,012	705,982
Additions	1,217,818	10,823	1,228,641
Write-offs	—	(25,156)	(25,156)
Business combination	87,735	—	87,735
Transfers (i)	(880,188)	1,701	(878,487)
Balance as of December 31, 2022	1,110,335	8,380	1,118,715
Additions	1,494,142	33,952	1,528,094
Write-offs	—	(31,648)	(31,648)
Transfers (i)	(1,563,056)	—	(1,563,056)
Balance as of December 31, 2023	1,041,421	10,684	1,052,105

(i)	Included in the amount of transfers is a portion of the intangible asset that was reclassified as a financial asset.

During the year ended December 31, 2023, through its subsidiaries, R$126,522 were added to internally generated intangible assets (R$109,265 in the year ended December 31, 2022), through the capitalization of labor.

a) Investment commitments (unaudited)

The indirect subsidiary Comgás assumed commitments in its concession contract for investments (expansion, improvements, and maintenance) to be carried out during the estimated concession period until 2049. In addition to investments in administrative support, the investment values for expansion projects and operational support exceed R$20,000,000, with an expected disbursement of approximately R$3,000,000.

Considering that the concession contract provides for incentive regulation, defining an efficient business plan at each five-year cycle in light of a capital return rate defined at the time to ensure that the concessionaire is able to obtain adequate remuneration for its investments, Comgás will propose a binding regulatory plan for each tariff revision, taking into account the reality at the time and the rate of return on capital defined by the regulator.

The other distributors operating in another state do not have investment commitments to be made during the concession period.

b) Capitalization of borrowing costs

During the year ended December 31, 2023, the indirect subsidiary Comgás capitalized R$82,441 at a weighted average rate of 12.70% p.a. (R$70,884 at 12.06% p.a. in the year ended December 31, 2022).

During the year ended December 31, 2023, the indirect subsidiary Sulgás capitalized R$973 at a weighted average rate of 5.81% p.a. (R$217 at 4.10% p.a. in the year ended December 31, 2022).

11.4 RIGHT-OF-USE ASSETS

Accounting policy:

The right-of-use asset is initially measured at cost, which includes the initial measurement value of the lease liability, adjusted for any lease payments made up to the commencement date, any initial direct costs incurred by the lessee, and an estimate of the costs to be incurred by the lessee in dismantling and removing the underlying asset, restoring the site where it is located, or restoring the underlying asset to the condition required by the terms and conditions of the lease, less any lease incentives received.

The right-of-use asset is then depreciated on a straight-line basis from the date of commencement until the end of the lease term, unless the lease transfers ownership of the underlying asset to the lessee at the end of the lease term, or if the cost of the lease right-of-use asset reflects the likelihood that the lessee will exercise the purchase option. In this instance, the right-of-use asset will be depreciated over the useful life of the underlying asset, which is determined in the same manner as property, plant, and equipment. In addition, the right-of-use asset is periodically adjusted for certain remeasurements of the lease liability and impairment losses, if any.

The subsidiary Rumo evaluated its railway concessions within the scope of interpretation IFRIC 12 Concession Contracts and, since it did not meet the terms of this interpretation, recognizes its concession contracts as a right-of-use asset.

	Consolidated
	Land, buildings and improvements	Machine, equipment, and installations	Wagons and locomotives	Software	Vehicles	Floating storage and regasification	Railway and port infrastructure	Total
Cost
Balance as of January 1, 2022	254,883	142,449	938,610	87,028	29,099	—	7,800,313	9,252,382
Business combination	116,919	2,693	—	—	43	—	—	119,655
Additions (i)	91,799	73,317	1,006	—	4,561	—	111,457	282,140
Contractual readjustments	9,008	52,972	3,480	(1,079)	1,540	—	155,734	221,655
Write-offs	(24,005)	(724)	—	—	(218)	—	(106,363)	(131,310)
Exchange differences	5,114	(2,237)	—	—	(282)	—	—	2,595
Balance as of December 31, 2022	453,718	268,470	943,096	85,949	34,743	—	7,961,141	9,747,117
Additions (i)	81,911	233,155	—	—	25,541	1,533,969	45,271	1,919,847
Contractual readjustments	17,917	3,426	332	—	—	—	96,257	117,932
Write-offs	(25,110)	(7,084)	—	—	—	—	(6,384)	(38,578)
Transfers	—	34,742	—	—	—	—	—	34,742
Exchange differences	(11,347)	(11,589)	—	—	(120)	—	—	(23,056)
Balance as of December 31, 2023	517,089	521,120	943,428	85,949	60,164	1,533,969	8,096,285	11,758,004

Amortization	—	—	—	—	—	—	—	—
Balance as of January 1, 2022	(67,919)	(29,258)	(399,218)	(16,959)	(15,125)	—	(776,636)	(1,305,115)
Additions	(65,254)	(81,349)	(34,990)	(4,015)	(7,713)	—	(267,094)	(460,415)
Write-offs	6,099	710	—	—	943	—	20,535	28,287
Exchange differences	1,577	1,246	—	—	172	—	—	2,995
Balance as of December 31, 2022	(125,497)	(108,651)	(434,208)	(20,974)	(21,723)	—	(1,023,195)	(1,734,248)
Additions	(74,850)	(47,435)	(34,347)	(4,380)	(13,128)	(38,349)	(320,280)	(532,769)
Write-offs	10,166	1,151	—	—	—	—	—	11,317
Exchange differences	2,913	8,187	—	—	114	—	—	11,214
Balance as of December 31, 2023	(187,268)	(146,748)	(468,555)	(25,354)	(34,737)	(38,349)	(1,343,475)	(2,244,486)

Balance as of December 31, 2022	328,221	159,819	508,888	64,975	13,020	—	6,937,946	8,012,869
Balance as of December 31, 2023	329,821	374,372	474,873	60,595	25,427	1,495,620	6,752,810	9,513,518

(i)	The addition of the year is mainly composed of the contract related to the charter of the floating storage and regasification unit (“FSRU”) according to note 2.

11.5. INVESTMENT PROPERTIES

Accounting policy:

Investment properties are initially value at cost, including transaction costs. Upon initial recognition, investment properties are measured at fair value, which reflects market conditions at the date of the financial position, with changes recorded in the income statement. Revenue from the sale of agricultural properties is not recognized in income until I the sale is complete, (ii) the Company determines that payment by the buyer is probable, (iii) the revenue can be reliably measured, and (iv) the Company has transferred all risks associated with the property to the buyer and no longer has any involvement with the property. The gains from the sale of agricultural properties are reported as net income on the income statement, while the costs are reported as cost of properties sold.

The fair value of agricultural properties was determined using the direct comparative method of market data applied to transactions involving comparable properties (type, location, and quality of property) and, to a lesser extent, using sales quotes for potential transactions involving comparable assets (level 3). In accordance with the standards issued by the Brazilian Association of Technical Standards (Associação Brasileira de Normas Técnicas–“ABNT”), the methodology used to determine fair value takes into account direct comparisons of market information, such as market research, homogenization of values, spot market prices, sales, distances, facilities, access to land, topography and soil, use of land (type of crop), and rainfall, among other data. As of December 31, 2023, discount rates range between 11.12% p.a. and 11.20% p.a. (11.20% p.a. and 13.75% p.a. as of December 31, 2022).

The portfolio is evaluated annually by external specialists and periodically by internal professionals who are technically qualified to conduct this type of evaluation.

Investment properties
Balance as of January 1, 2022	3,886,696
Change in the fair value of investment properties	1,311,691
Business combination	9,209,626
Additions	17,477
Transfers (i)	(322,430)
Balance as of December 31, 2022	14,103,060
Change in the fair value of investment properties	2,259,924
Additions	58,506
Transfers (i)	(444,782)
Write off	(582)
Balance as of December 31, 2023	15,976,126

(i)	Transfers to the group of properties maintained for sale as explanatory note 8, resulting from the sales proposals of Fazendas Grão de Ouro e Dourados (Tellus Brasil Participações S.A.); Fazenda Santa Rita Cana (Duguetiapar Empreendimentos e Participações S.A.); Gleba Macaé (Radar II Propriedades Agrícolas S.A.).